Net Loss Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalent securities exclusion of shares in the calculation of weighted average of common shares outstanding	18,677,000	2,159,000	13,493,555	5,649,932
Series A Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalent securities exclusion of shares in the calculation of weighted average of common shares outstanding			2,770,165	2,770,165
Series A-1 Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalent securities exclusion of shares in the calculation of weighted average of common shares outstanding			392,276	392,276
Series B Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalent securities exclusion of shares in the calculation of weighted average of common shares outstanding			2,631,972	1,483,491
Series C Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalent securities exclusion of shares in the calculation of weighted average of common shares outstanding			5,130,658
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalent securities exclusion of shares in the calculation of weighted average of common shares outstanding			1,183,500
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalent securities exclusion of shares in the calculation of weighted average of common shares outstanding	2,866,000	2,159,000	1,384,984	1,004,000